ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

Class A Shares

Class C Shares

Class D Shares

Supplement Dated May 12, 2004 to the Prospectus Dated January 2, 2004

The first paragraph of the Section of the Prospectus entitled “Dividends, Distributions and Taxes” is hereby amended to read as follows:

Ancora Income Fund has adopted a policy of paying a monthly dividend.  This policy is subject to change at any time.  Each other Fund declares and pays any dividends annually to shareholders.  Dividends are paid to all shareholders invested in the Fund on the record date.  The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

Class A Shares

Class C Shares

Class D Shares

Supplement Dated May 12, 2004 to Statement of Additional Information

Dated January 2, 2004

The Section of the Statement of Additional Information entitled “Dealer Reallowances” is hereby amended to read as follows:

Authorized broker-dealers who sell Class A shares of the Funds may receive sales commissions.  Such compensation is paid by the Distributor using money from sales charges.  From time to time, the distributor may elect to pay up to the following amounts:

Purchase Amount	Ancora Income Fund		Ancora Equity Fund		Ancora Special Opportunity Fund		Ancora Bancshares
Up to $149,999.99	Load/Sales Charge	Dealer Reallowance	Load/Sales Charge	Dealer Reallowance	Load/Sales Charge	Dealer Reallowance	Load/Sales Charge	Dealer Reallowance
Up to $149,999.99	1.50%	1.25%	5.75%	5.00%	5.75%	5.00%	5.75%	5.00%
$150,000.00 to $299,999.99	1.50%	1.25%	4.75%	4.00%	4.75%	4.00%	4.75%	4.00%
$300,000.00 to $449,999.99	1.50%	1.25%	3.75%	3.25%	3.75%	3.25%	3.75%	3.25%
$450,000 to $599,999.99	1.50%	1.25%	2.75%	2.25%	2.75%	2.25%	2.75%	2.25%
$600,000.00 to $999,999.99	1.50%	1.25%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%
$1,000,000 and over	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

The load/sales charge represents the amount a shareholder pays to purchase the Class A shares, and the dealer Reallowance represents the commission paid to the selling broker/dealer.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.